Share-Based Payments (Summary Of Nonvested Stock Units Activity) (Details) shares in Millions	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-Based Payment
Beginning balance - outstanding nonvested units | shares	31
Granted - nonvested units (period) | shares	13
Vested - nonvested units (period) | shares	(14)
Forfeited - nonvested units (period) | shares	(1)
Ending balance - outstanding nonvested units | shares	29
Beginning balance - weighted average exercise price of outstanding nonvested units | $ / shares	$ 35.57
Weighted average exercise price - granted - nonvested units | $ / shares	41.17
Weighted average exercise price - vested - nonvested units | $ / shares	34.7
Weighted average exercise price - forfeited nonvested units | $ / shares	37.48
Ending balance - weighted average exercise price of nonvested units | $ / shares	$ 38.35